Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)	Adjusted Earnings Per Share
					Total Shareholder Return	Peer Group Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$13,119,641	$13,667,339	$2,933,740	$2,987,503	$200	$143	$1,159.5	$5.68
2021	12,919,431	23,384,945	2,905,396	4,553,585	209	151	990.1	4.85
2020	8,518,221	19,470,063	2,042,482	3,827,884	171	125	872.4	3.95
2019	10,188,028	21,965,622	2,450,605	4,874,454	140	112	861.3	4.19
2018	8,762,155	6,372,065	2,152,245	1,631,413	94	87	777.9	3.66
2017					100	100

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
In all the years in question, David A. Zapico was our PEO. The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are named in the table below.

2022	2018 - 2021
William J. Burke	William J. Burke
Ronald J. Oscher	John W. Hardin
Tony J. Ciampitti	Thomas C. Marecic
John W. Hardin	Timothy N. Jones

Peer Group Issuers, Footnote [Text Block]	The cumulative Total Shareholder Return depicts a hypothetical $100 investment in our common stock on December 31, 2017, and shows the value of that investment over time (assuming the reinvestment of dividends) for each calendar year. A hypothetical $100 investment in the peer group using the same methodology is shown for comparison. The peer group referenced in the table below is the S&P 500 Industrials.
PEO Total Compensation Amount	$ 13,119,641	$ 12,919,431	$ 8,518,221	$ 10,188,028	$ 8,762,155
PEO Actually Paid Compensation Amount	$ 13,667,339	23,384,945	19,470,063	21,965,622	6,372,065
Adjustment To PEO Compensation, Footnote [Text Block]	The following table sets forth the adjustments made during each year represented in the PVP table to arrive at compensation “actually paid” to our PEO during each year:

Adjustments to Determine Compensation “Actually Paid” for PEO	2022	2021	2020	2019	2018
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$—	$(26,400)	$(214,800)	$(211,400)	$—
Deduction for amounts reported under the “Stock Awards” column in the SCT	(6,462,300)	(5,837,811)	(4,398,065)	(4,723,620)	(2,758,680)
Deduction for amounts reported under the “Option Awards” column in the SCT	(1,762,366)	(1,568,518)	(1,090,871)	(1,276,314)	(1,720,145)
Increase for “Service Cost” for pension plans	40,535	38,285	32,152	25,397	28,504
Fair value of current year's equity awards that remain unvested as of year-end	9,198,436	9,764,412	14,687,082	8,072,320	3,549,446
Change in fair value of prior years' equity awards that remain unvested as of year-end	(335,809)	3,902,590	3,721,585	6,743,892	(1,508,544)
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(130,798)	4,192,956	(1,785,241)	3,147,319	19,329
Total Adjustments	$547,698	$10,465,514	$10,951,842	$11,777,594	$(2,390,090)

Non-PEO NEO Average Total Compensation Amount	$ 2,933,740	2,905,396	2,042,482	2,450,605	2,152,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,987,503	4,553,585	3,827,884	4,874,454	1,631,413
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table sets forth the adjustments made during each year represented in the PVP table to arrive at the average compensation “actually paid” to our non-PEO NEOs during each year:

Adjustments to Determine Average Compensation “Actually Paid” for Non-PEO NEOs	2022	2021	2020	2019	2018
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	$—	$(31,200)	$(174,550)	$(179,400)	$—
Deduction for amounts reported under the “Stock Awards” column in the SCT	(1,206,470)	(952,406)	(692,147)	(825,583)	(589,967)
Deduction for amounts reported under the “Option Awards” column in the SCT	(378,034)	(299,302)	(199,969)	(260,944)	(367,353)
Increase for “Service Cost” for pension plans	19,479	27,632	26,409	29,668	31,644
Fair value of current year's equity awards that remain unvested as of year-end	1,772,179	1,479,533	2,452,852	1,459,395	758,747
Change in fair value of prior years' equity awards that remain unvested as of year-end	(61,061)	690,929	757,861	1,479,330	(358,278)
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(92,329)	733,003	(385,054)	721,383	4,375
Total Adjustments	$53,764	$1,648,189	$1,785,402	$2,423,849	$(520,832)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
The most important performance measures used to link executive compensation and company performance during the most recently completed fiscal year, sorted alphabetically, were:

Adjusted Earnings Per Share
Relative Total Shareholder Return
Return on Tangible Capital

Total Shareholder Return Amount	$ 200	209	171	140	94	$ 100
Peer Group Total Shareholder Return Amount	143	151	125	112	87	$ 100
Net Income (Loss)	$ 1,159,500,000	$ 990,100,000	$ 872,400,000	$ 861,300,000	$ 777,900,000
Company Selected Measure Amount	5.68	4.85	3.95	4.19	3.66
PEO Name	David A. Zapico
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Earnings Per Share
Non-GAAP Measure Description [Text Block]
The company-selected measure we use to link CAP to company performance during the most recently completed fiscal year is adjusted earnings per share (“Adjusted EPS”). Adjusted EPS is net income, adjusted for tax-effected acquisition-related intangible amortization, divided by the total number of fully diluted shares of our common stock outstanding. Adjusted EPS is an important performance measure used to determine annual short-term incentive award amounts. Additionally, changes in Adjusted EPS are closely correlated to changes in the year-end fair market value of AMETEK’s common stock, which significantly influences CAP. Finally, Adjusted EPS is a measure of our executive officers’ success at increasing stockholder returns.
The ratio of our PEO’s CAP to the average CAP to our non-PEO NEOs has increased or decreased, as the case may be, in correlation to the year-over-year increase or decrease to our Adjusted EPS, Relative Total Shareholder Return and Return on Tangible Capital. As our PEO receives a greater percentage of equity-based compensation than the non-PEO NEOs, higher Cumulative TSR has a greater impact on the calculation of the amount of compensation actually paid (“CAP”) to our PEO than it does on the calculation of the amount of CAP paid to the non-PEO NEOs.
Net income is not a performance metric we use when setting executive compensation but is included in the PVP table above as required. The tables below show the relationship between Adjusted EPS and CAP, and Net Income and CAP. Because Net Income is a primary component of Adjusted EPS, the relationships are similar.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Return on Tangible Capital
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 547,698	$ 10,465,514	$ 10,951,842	$ 11,777,594	$ (2,390,090)
PEO [Member] | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(26,400)	(214,800)	(211,400)	0
PEO [Member] | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,462,300)	(5,837,811)	(4,398,065)	(4,723,620)	(2,758,680)
PEO [Member] | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,762,366)	(1,568,518)	(1,090,871)	(1,276,314)	(1,720,145)
PEO [Member] | Adjustment, Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	40,535	38,285	32,152	25,397	28,504
PEO [Member] | Adjustment, Fair Value of Current Year's Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,198,436	9,764,412	14,687,082	8,072,320	3,549,446
PEO [Member] | Adjustment, Change in Fair Value of Prior Years' Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(335,809)	3,902,590	3,721,585	6,743,892	(1,508,544)
PEO [Member] | Adjustment, Change in Fair Value from Prior Year-End to Vesting Date of Prior Years' Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(130,798)	4,192,956	(1,785,241)	3,147,319	19,329
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	53,764	1,648,189	1,785,402	2,423,849	(520,832)
Non-PEO NEO [Member] | Adjustment, Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(31,200)	(174,550)	(179,400)	0
Non-PEO NEO [Member] | Adjustment, Deduction for Amounts Reported Under the Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,206,470)	(952,406)	(692,147)	(825,583)	(589,967)
Non-PEO NEO [Member] | Adjustment, Deduction for Amounts Reported Under the Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(378,034)	(299,302)	(199,969)	(260,944)	(367,353)
Non-PEO NEO [Member] | Adjustment, Increase for Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,479	27,632	26,409	29,668	31,644
Non-PEO NEO [Member] | Adjustment, Fair Value of Current Year's Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,772,179	1,479,533	2,452,852	1,459,395	758,747
Non-PEO NEO [Member] | Adjustment, Change in Fair Value of Prior Years' Equity Awards that Remain Unvested as of Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(61,061)	690,929	757,861	1,479,330	(358,278)
Non-PEO NEO [Member] | Adjustment, Change in Fair Value from Prior Year-End to Vesting Date of Prior Years' Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (92,329)	$ 733,003	$ (385,054)	$ 721,383	$ 4,375